CONTRACTUAL OBLIGATIONS (Narrative) (Details)										1 Months Ended							5 Months Ended	12 Months Ended
	Jan. 31, 2023 Shares	Dec. 01, 2022 Shares	Nov. 13, 2022 $ / shares	Nov. 13, 2022 USD ($) Shares	Apr. 11, 2022 USD ($) shares	Feb. 11, 2022 Shares	Nov. 06, 2020 USD ($)	Oct. 09, 2020 USD ($) Shares	Jun. 05, 2020 Shares	Nov. 01, 2021 USD ($) shares	Aug. 31, 2021 USD ($)	Apr. 23, 2021 CAD ($) shares	Apr. 23, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jan. 21, 2021 Shares	Nov. 17, 2020 Shares	Apr. 28, 2021 USD ($) Shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Disclosure Of Contractual Obligation [Line Items]
Research and development expense																		$ 4,999,944		$ 12,180,938	$ 6,313,988
License agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Signing fee													$ 100,000
Option fees paid													$ 15,000
Signing fee, net of option fees paid												$ 105,502
Signing fee, shares issued | shares												12,600	12,600
Percentage of royalties on net sales under $1 billion												3.00%	3.00%
Percentage of royalties on net sales over $2 billion												4.50%	4.50%
Description of sublicensee revenue of royalty payment accrues												oyalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter.	oyalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter.
Annual minimum royalties - Years 1 and 2
Annual minimum royalties - Year 3												5,000
Annual minimum royalties - Year 4												15,000
Annual minimum royalties - Year 5												35,000
Annual minimum royalties - Year 6 and thereafter												50,000
Annual minimum royalties after first commercial sale												250,000
Licensing agreement - prior to any sublicensing agreements, joint ventures or change of control [Member]
Disclosure Of Contractual Obligation [Line Items]
Milestone payments upon dosing first patient in Phase I trial												10,000
Milestone payments upon dosing first patient in the first Phase II trial												50,000
Milestone payments upon dosing first patient in the first Phase III trial												250,000
Milestone payments upon first commercial sale of each clinical indication												2,000,000
Licensing agreement - after any sublicensing agreements, joint ventures or change of control [Member]
Disclosure Of Contractual Obligation [Line Items]
Milestone payments upon dosing first patient in the first Phase II trial												250,000
Milestone payments upon dosing first patient in the first Phase III trial												500,000
Milestone payments upon first commercial sale of each clinical indication												$ 2,000,000
Independent Consultant Agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares									30,000
Number of RSUs granted | Shares									76,000
Monthly fee authorized by Board of Directors											$ 25,000			$ 15,000
Independent Contractor Agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Monthly fee authorized by Board of Directors											$ 25,000			15,000
Independent contractor agreement to serve as Chief Medical Officer [Member]
Disclosure Of Contractual Obligation [Line Items]
Signing bonus of independent contractor agreement				$ 35,000
Annual fee authorized by board of directors				$ 205,000
Number of options granted | Shares				60,000
Exercise price, share options granted | $ / shares			$ 8.25
Letter agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of restricted stock issued for compensation | shares										2,240
Amount of non-refundable monthly retainer as service compensation										$ 5,000
Karl Deisseroth Agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Monthly fee authorized by Board of Directors					$ 4,167
Shares issued to a consultant | shares					5,000
Scientific advisory board agreements [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares																26,000
Number of RSUs granted | Shares						12,000
Number of options cancelled | Shares															4,000
Scientific advisory board agreements [Member] | Bottom of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate					$ 150
Scientific advisory board agreements [Member] | Top of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate					$ 160
Consulting agreements [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares								18,000									60,400
Number of options cancelled | Shares	32,000	32,000
Monthly fee authorized by Board of Directors														$ 15,000
Advisor hourly rate								$ 130
Research and development expense							$ 66,764
Consulting agreements [Member] | Bottom of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate																	$ 30		$ 400
Consulting agreements [Member] | Top of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate																	$ 600		$ 600
January 1, 2022 | Letter agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of restricted stock issued for compensation | shares										760
April 1, 2022 | Letter agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of restricted stock issued for compensation | shares										740
July 1, 2022 | Letter agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of restricted stock issued for compensation | shares										740